Derivative financial instruments and hedge accounting - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 6,264	€ 17,068
Fair value hedges | US Dollars
Derivative financial instruments and hedge accounting
Exchange rate risk deriving from securities	2,562
Positive (negative) exchange differences from the exposure to the exchange rate risk deriving from securities	75
Bonds issued	2,135
Cash flow hedges | Sustainability
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 15